Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties Details 2
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 20:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2017		December 31, 2016
	Key management personnel	Other related parties	Key management personnel	Other related parties
	USD in thousands		USD in thousands

Current Liabilities	$54	$92	$49	$89

b.	Transactions with related parties (not including amounts described in Note 20c):

	Year ended December 31,
	2017	2016	2015
	USD in thousands

General and administrative	$1	$51	$64

Other expenses	$-	$26	$1,005

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2017	2016	2015
	USD in thousands

Short-term benefits	$1,043	$592	$520

Share-based payment (see Note 16)	$312	$232	$129

d.	Material agreements signed with related parties:

1.	Refer to Note 14c for information regarding the License Agreement with Dekel, a private company controlled by the Company’s chairman and interim CEO, Dr. Ascher Shmulewitz .

2.	On November 25, 2015, the Company reported that Dr. Elran Haber was appointed as the Company’s CEO. On February 14, 2016, the shareholders approved his employment contract effective November 1, 2015. According to the terms of the contract, the CEO is entitled to a monthly salary of NIS 45,000, to an annual bonus of up to 6 monthly salaries subject to a target plan set by the Board and to receive 700,000 share options at the exercise price of NIS 0.995 per share. The share options vest on a quarterly basis over three years from the date of issuance. The share options agreement stated that in the event of an IPO, any unvested share options granted on February 16, 2016, will vest immediately [see Note 16a(3)].

3.	On May 24, 2017, the company announced that following a mutual decision of the Company’s Board of Directors and the Company’s CEO, Dr. Elran Haber, Dr. Haber will step down from his position as the Company’s CEO. As per his employment terms, all installments of his share options, which were granted on May 4, 2014, and May 20, 2015, continued to vest until the end of his notice, by October 4, 2017. See Note 16a(4) for further description in this matter.

4.	On November 1, 2017, the general meeting of the Company’s shareholders appointed the Chairman of the Board of Directors, Dr. Ascher Shmulewitz, as the Company’s Interim CEO, to be in this office for an initial period no longer than three years.

5.	On May 2017, the company entered into an employment agreement with the company’s former Chief Financial Officer (“CFO”) for a three months trial period while substituting the serving CFO of the Company which operated as the VP Finance of the company.

On December 19, 2017, the Company entered into a separation agreement with the Company’s former CFO as further detailed below. In addition, the Company’s VP Finance has ceased providing on going services, and as of January 1, 2018, render his financial services on an hourly basis (as a consultant to the Company). As of December 2017, Mr. Oz Adler, the company’s controller and which currently serves as the Company’s VP Finance, absent of an acting CFO, was and is acting as the principal financial officer of the Company.

With respect to the departure of the former CFO, the Company entered into a mutually-amicable separation agreement (the “Separation Agreement”) on December 19, 2017 (“the Effective Date”). Under the terms of the Separation Agreement (which are similar in essence to his original termination terms under his employment agreement), the former CFO will receive severance in the amount of (i) three months’ salary through the end of the notice period following the Effective Date and (ii) a bonus equal to two months of salary. In addition, all of the former CFO outstanding options to purchase 47,500 ADSs of the Company will be deemed fully vested as of the Effective Date and may be exercised until June 19, 2018. See Note 16a(6) for further description in this matter.